Securities (Details) - Schedule of gross unrealized or unrecognized gains and losses - Agency mortgage-backed: residential [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Available-for-sale Securities
Available-for-sale Securities, Amortized cost	$ 10,477	$ 33
Available-for-sale Securities, Gross unrealized/ gains
Available-for-sale Securities, Gross unrealized/ losses
Available-for-sale Securities, Estimated fair value	10,477	33
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	339	462
Held-to-maturity Securities, Gross unrealized/ gains	2	16
Held-to-maturity Securities, Gross unrealized/ losses	18	2
Held-to-maturity Securities, Estimated fair value	$ 323	$ 476